Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net
Our property, plant and equipment, net, consisted of the following:

	December 31, 2021	December 31, 2020
Land, Buildings & Leasehold Improvements	$1,888,438	15,883
Machinery	8,756,437	561,928
Equipment	4,090,534	113,222
Assets under construction	430,455	-
	$15,165,864	$691,033
Less: accumulated depreciation	(6,580,876)	(492,296)
Total	$8,584,988	$198,737